Related Party Transactions (Tables) - Image P2P Trading Group Limited [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Schedule of Advances and Prepayments to Suppliers	Advances and prepayments to suppliers as of September 30, 2017 and December 31, 2016:
	2017	2016
Wan An Fu Zhi Yuan Cha Ye Ltd. Co.	$9,317	$8,938

Advances and prepayments to suppliers
	2016	2015
Wan An Fu Zhi Yuan Cha Ye Ltd. Co.	$8,938	$-

Schedule of Accounts Payables	Accounts Payables as of September 30, 2017 and December 31, 2016:
	2017	2016
Wan An Huan Sheng Biomass Energy Ltd. Co.	$178,138	$73,377

Accounts Payables
	2016	2015
Wan An Huan Sheng Biomass Energy Ltd. Co.	$73,377	$-

WanAn MingChaYuan Chaye Zhongzhi [Member]
Schedule of Related Parties	Amounts due from related parties as of September 30, 2017 and December 31, 2016:
	2017	2016
WanAn MingChaYuan Chaye Zhongzhi Cooperative	$787,437	$-
	$787,437	$-

Peng Qiu and Mr. Yi Sheng Qiu [Member]
Schedule of Related Parties	Amounts due to related parties as of September 30, 2017 and December 31, 2016:
	2017	2016
Mr. Peng Qiu	$4,952,532	$3,484,730
Mr. Yi Sheng Qiu	542,063	519,988
	$5,494,595	$4,004,718
Amounts due to related parties
	2016	2015
Peng Qiu	$3,484,730	$2,869,834
Yi Sheng Qiu	519,988	556,262
	$4,004,718	$3,426,096

Min Huang [Member]
Schedule of Related Parties	Amounts due from related parties
	2016	2015
Min Huang	-	422,659
	$-	$422,659